J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
May 14, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Dividend Leaders ETF (the “Fund”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 442 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 444 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Fund as new series of the Trust. The Fund seeks to provide long-term capital growth and current income.
Please contact the undersigned at +12122727085 if you have any questions.
Very truly yours,
/s/ Max Vogel
Max Vogel
Assistant Secretary